Financial Instruments by Category	12 Months Ended
Dec. 31, 2023
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Financial Instruments by Category
6.	FINANCIAL INSTRUMENTS BY CATEGORY
The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding item in the statements of financial position, as appropriate. Since the items “Other receivables”, “Other liabilities” and “Accounts payable” in the statement of financial position contain both financial instruments and non-financial assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed “Non-financial assets” and “Non-financial Liabilities”.
Financial Assets

	2023

	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	232	-	232	308	540
Trade receivables (2)	1,063	-	1,063	-	1,063
Investments in financial assets	158	114	272	-	272
Cash and cash equivalents	1,027	96	1,123	-	1,123

	2,480	210	2,690	308	2,998

	2022

	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	246	-	246	783	1,029
Trade receivables (2)	1,641	-	1,641	-	1,641
Investments in financial assets	446	74	520	-	520
Cash and cash equivalents	437	336	773	-	773

	2,770	410	3,180	783	3,963

	2021

	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	221	-	221	601	822
Trade receivables (2)	1,545	-	1,545	-	1,545
Investments in financial assets	424	98	522	-	522
Cash and cash equivalents	317	294	611	-	611

	2,507	392	2,899	601	3,500

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.

Financial Liabilities

	2023

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total

Lease liabilities	666	-	666	-	666
Loans	8,190	-	8,190	-	8,190
Other liabilities	232	-	232	2	234
Accounts payable	2,317	-	2,317	7	2,324

	11,405	-	11,405	9	11,414

	2022
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	566	-	566	-	566
Loans	7,088	-	7,088	-	7,088
Other liabilities	31	-	31	-	31
Accounts payable	2,513	-	2,513	57	2,570

	10,198	-	10,198	57	10,255

	2021
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	542	-	542	-	542
Loans	7,379	-	7,379	-	7,379
Other liabilities	43	-	43	-	43
Accounts payable	1,904	-	1,904	68	1,972

	9,868	-	9,868	68	9,936

Gains and losses on financial and non-financial instruments are allocated to the following categories:

	2023
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	325	-	325
Interest loss	(776)	-	(776)
Net financial accretion	(364)	-	(364)
Net exchange differences	1,561	(236)	1,325
Results on financial assets at fair value with changes in profit or loss	-	289	289
Result from derivative financial instruments	-	7	7
Export Increase Program (1)	-	22	22
Result from transactions with financial assets (2)	-	32	32
Result from debt exchange	-	-	-
Result from net monetary position	37	-	37

	783	114	897

	2022
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	319	-	319
Interest loss	(712)	-	(712)
Net financial accretion	(275)	-	(275)
Net exchange differences	638	(97)	541
Results on financial assets at fair value with changes in profit or loss	-	118	118
Result from derivative financial instruments	-	(9)	(9)
Export Increase Program	-	-	-
Result from transactions with financial assets	-	-	-
Result from debt exchange	-	-	-
Result from net monetary position	146	-	146

	116	12	128

	2021
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	164	-	164
Interest loss	(749)	-	(749)
Net financial accretion	(167)	-	(167)
Net exchange differences	294	(46)	248
Results on financial assets at fair value with changes in profit or loss	-	105	105
Result from derivative financial instruments	-	(10)	(10)
Export Increase Program	-	-	-
Result from transactions with financial assets	-	-	-
Result from debt exchange (3)	21	-	21
Result from net monetary position	117	-	117

	(320)	49	(271)

(1)	See Note 35.g).
(2)	See Note 28.
(3)	See Note 21.
Fair value measurements
IFRS 13 “Fair value measurement” defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, independent parties in an arm’s length transaction. All financial instruments measured at fair value are assigned to one of the valuation hierarchy levels specified under IFRS 13 (as well as loans measured at amortized cost whose fair value is disclosed in “Fair value of financial assets and financial liabilities measured at amortized cost” section). This valuation hierarchy comprises 3 levels.

(i)
Level 1: The valuation is based on unadjusted quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the end of the period. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available. Financial instruments assigned by the Group to this level comprise investments in listed mutual funds and public securities.

(ii)
Level 2: The fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. The Group has not valued financial instruments under this level.

(iii)
Level 3: The Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group has not valued financial instruments under this level.

The tables below show the Group’s financial assets measured at fair value through profit or loss as of December 31, 2023, 2022 and 2021 and their allocation to their fair value levels.

	2023
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	114	-	-	114

	114	-	-	114

Cash and cash equivalents:
- Mutual funds	96	-	-	96

	96	-	-	96

	210	-	-	210

	2022
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	74	-	-	74

	74	-	-	74

Cash and cash equivalents:
- Mutual funds	336	-	-	336

	336	-	-	336

	410	-	-	410

	2021
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	98	-	-	98

	98	-	-	98

Cash and cash equivalents:
- Mutual funds	294	-	-	294

	294	-	-	294

	392	-	-	392

(1)	See Note 14.
The Group has no financial liabilities measured at fair value through profit or loss.
Fair value estimates
During the year ended December 31, 2023, there have been no changes in macroeconomic circumstances that significantly affect the Group’s financial instruments measured at fair value.
The Group’s policy is to acknowledge transfers among the several categories of valuation hierarchies when occurred, or when there are changes in the prevailing circumstances requiring such transfer. During the years ended December 31, 2023, 2022 and 2021, there were no transfers between the different hierarchies used to determine the fair value of the Group’s financial instruments.
Fair value of financial assets and financial liabilities measured at amortized cost
The estimated fair value of loans, considering unadjusted listed prices (Level 1) for NO and interest rates offered to the Group (Level 3) for the remaining financial loans, amounted to 7,547, 5,812 and 5,483 as of December 31, 2023, 2022 and 2021, respectively.
The fair value of other receivables, trade receivables, investments in financial assets, cash and cash equivalents, other liabilities and accounts payable at amortized cost, do not differ significantly from their book value.